Summary of Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Quarterly Financial Data (Unaudited)
Total revenues	$ 2,917,530	$ 2,898,441	$ 2,829,986	$ 2,738,133	$ 2,629,075	$ 2,618,886	$ 2,556,599	$ 2,390,036	$ 11,384,090	$ 10,194,596	$ 8,969,523
Gross profit	450,750	460,763	455,960	437,461	411,419	411,931	409,236	395,045	1,804,934	1,627,631	1,501,079
Net income	48,157	56,045	40,059	33,997	29,071	30,260	29,684	20,332	178,258	109,347	76,920
Net income attributable to Penske Automotive Group common stockholders	$ 47,687	$ 55,707	$ 39,560	$ 33,927	$ 28,509	$ 29,977	$ 29,441	$ 20,354	$ 176,881	$ 108,281	$ 76,461
Diluted earnings per share attributable to Penske Automotive Group common stockholders	$ 0.53	$ 0.61	$ 0.43	$ 0.37	$ 0.31	$ 0.33	$ 0.32	$ 0.22	$ 0.03	$ (0.15)	$ (0.03)